                              [NATIONWIDE(R) LOGO]

                                  Nationwide(R)
                              VL Separate Account-A

                               Semi-Annual Report
                                       to

                                 Contract Owners
                                  June 30, 1999

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                              [NATIONWIDE(R) LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PRESIDENT'S PICTURE]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life and Annuity Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide VL Separate Account-A.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 19, 1999

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 1999
                                   (UNAUDITED)

Assets:

   Investments at market value:

      American Century VP - American Century VP Advantage (ACVPAdv)
         165 shares (cost $1,064) ..............................................   $     1,077

      American Century VP - American Century VP Balanced (ACVPBal)
         48,425 shares (cost $353,787) .........................................       356,892

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         501 shares (cost $4,987) ..............................................         5,246

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         35,763 shares (cost $244,313) .........................................       266,073

      American Century VP - American Century VP International (ACVPInt)
         192,040 shares (cost $1,544,837) ......................................     1,570,886

      American Century VP - American Century VP Value (ACVPValue)
         133,851 shares (cost $902,156) ........................................       908,849

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         14,694 shares (cost $479,722) .........................................       515,039

      Dreyfus Stock Index Fund (DryStkIx)
         288,587 shares (cost $9,001,862) ......................................    10,420,866

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         260,799 shares (cost $9,424,950) ......................................    10,124,209

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         18,656 shares (cost $389,245) .........................................       466,957

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         112,666 shares (cost $2,678,661) ......................................     3,070,152

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         11,620 shares (cost $494,013) .........................................       531,390

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         90,640 shares (cost $1,021,064) .......................................     1,023,322

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         63,867 shares (cost $1,227,838) .......................................     1,328,425

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         427,029 shares (cost $7,298,502) ......................................     7,554,140

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         17,538 shares (cost $403,324) .........................................       457,748

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         53,315 shares (cost $1,162,094) .......................................     1,260,364

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         9,172 shares (cost $63,350) ...........................................        63,192

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         88,193 shares (cost $2,250,143) .......................................     2,617,579

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         268,765 shares (cost $3,082,078) ......................................     2,991,360

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         20,087,063 shares (cost $20,087,063) ..................................    20,087,063

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         87,307 shares (cost $901,007) .........................................       968,233

      Nationwide SAT - Small Company Fund (NSATSmCo)
         40,491 shares (cost $642,305) .........................................       697,666

      Nationwide SAT - Total Return Fund (NSATTotRe)
         22,664 shares (cost $417,958) .........................................       459,857

      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         809 shares (cost $12,554) .............................................        12,935

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         48,447 shares (cost $1,164,247) .......................................     1,236,850

      Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat)
         333,984 shares (cost $4,460,215) ......................................     4,371,856

      Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)
         152,440 shares (cost $2,829,862) ......................................     3,158,556

      Oppenheimer VAF - Bond Fund (OppBdFd)
         49,268 shares (cost $596,848) .........................................       566,581

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         18,047 shares (cost $396,693) .........................................       432,939

      Oppenheimer VAF - Growth Fund (OppGro)
         28,034 shares (cost $1,054,697) .......................................     1,142,368

      Oppenheimer VAF - Multiple Stategies Fund (OppMult)
         621 shares (cost $9,913) ..............................................        10,525

      Strong Opportunity Fund II, Inc. (StOpp2)
         156,182 shares (cost $3,174,426) ......................................     3,601,549

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         11,813 shares (cost $107,949) .........................................       114,942

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         1,204 shares (cost $13,363) ...........................................        12,979

      Van Kampen LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         26,623 shares (cost $356,011) .........................................       369,792

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         19,006 shares (cost $208,934) .........................................       223,324

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         5,059 shares (cost $54,768) ...........................................        67,181

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         139,384 shares (cost $2,022,620) ......................................     2,382,078
                                                                                   -----------
            Total assets .......................................................    85,451,040

Accounts payable ...............................................................        10,414
                                                                                   -----------
Contract owners' equity ........................................................   $85,440,626
                                                                                   ===========


                                                                                                              Period
Contract owners' equity represented by:                           Units    Unit Value                         Return*
                                                                  -----    ----------                         -------
Multiple Payment Contracts and Flexible Premium Contracts:

      American Century VP -
        American Century VP Advantage ....................            56   $19.111682   $     1,070             3%

      Fidelity VIP - Growth Portfolio ....................         1,266    38.652692        48,934            14%

      Nationwide SAT - Capital Appreciation Fund .........           165    35.307745         5,826            11%

      Nationwide SAT - Government Bond Fund ..............           481    17.618074         8,474            (3)%

      Nationwide SAT - Money Market Fund .................            38    13.571142           516             2%

      Nationwide SAT - Total Return Fund .................           488    36.480415        17,802            10%

      Neuberger & Berman - Balanced Portfolio ............           611    21.171268        12,936             2%


Corporate Variable Universal Life Contracts:
(policy years 1 through 4):

      American Century VP -
        American Century VP Balanced .....................        29,562    12.070443       356,826             4%

      American Century VP -
        American Century VP Capital Appreciation .........           526     9.949358         5,233            16%

      American Century VP -
        American Century VP Income & Growth ..............        22,351    11.903193       266,048             9%

      American Century VP -
        American Century VP International ................       124,764    12.592210     1,571,054             7%

      American Century VP -
        American Century VP Value ........................        75,350    12.061439       908,829            13%

      The Dreyfus Socially Responsible
        Growth Fund, Inc. ................................        34,945    14.742757       515,186            12%

      Dreyfus Stock Index Fund ...........................       698,480    14.914446    10,417,442            12%

      Dreyfus - Capital Appreciation Portfolio ...........       708,473    14.288735    10,123,183             7%

      Dreyfus VIF - Growth and Income Portfolio ..........        37,852    12.335904       466,939            11%

      Fidelity VIP - Equity-Income Portfolio .............       236,384    12.984097     3,069,233            12%

      Fidelity VIP - Growth Portfolio ....................        30,102    15.994205       481,458            14%

      Fidelity VIP - High Income Portfolio ...............        96,298    10.623923     1,023,063             8%

      Fidelity VIP - Overseas Portfolio ..................       113,679    11.686398     1,328,498             8%

      Fidelity VIP-II - Asset Manager Portfolio ..........       610,561    12.370588     7,552,999             5%

      Fidelity VIP-II - Contrafund Portfolio .............        31,291    14.626679       457,683            11%

      Fidelity VIP-III -
        Growth Opportunities Portfolio ...................        90,869    13.866227     1,260,010             6%



Morgan Stanley -
  Emerging Markets Debt Portfolio ........          8,198           7.708056         63,191             13%

Nationwide SAT - Capital Appreciation Fund        172,430          15.138266      2,610,291             12%

Nationwide SAT - Government Bond Fund ....        270,698          11.017800      2,982,496             (2)%

Nationwide SAT - Money Market Fund .......      1,853,107          10.840770     20,089,107              2%

Nationwide SAT - Small Capital Value Fund          91,635          10.565896        968,206             23%

Nationwide SAT - Small Company Fund ......         65,564          10.641726        697,714              7%

Nationwide SAT - Total Return Fund .......         33,086          13.356776        441,922             10%

Neuberger & Berman AMT -
  Growth Portfolio .......................        104,099          11.881610      1,236,864              3%

Neuberger & Berman AMT -
  Limited Maturity Bond Portfolio ........        413,521          10.569386      4,370,663              0%

Neuberger & Berman AMT -
  Partners Portfolio .....................        264,527          11.937047      3,157,671             13%

Oppenheimer VAF - Bond Fund ..............         52,258          10.841043        566,531             (2)%

Oppenheimer VAF - Global Securities Fund .         33,162          13.045767        432,624             13%

Oppenheimer VAF - Growth Fund ............         80,263          14.232438      1,142,338             15%

Oppenheimer VAF -
  Multiple Strategies Fund ...............            893          11.680926         10,431              8%

Strong - Opportunity Fund II, Inc. .......        263,882          13.646364      3,601,030             19%

Strong VIP -
  Strong International Stock Fund II .....         12,677           9.069244        114,971             11%

Van Eck WIT - Worldwide Bond Fund ........          1,205          10.779257         12,989             (7)%

Van Kampen LIT -
  Real Estate Securities Fund ............         35,756          10.342729        369,815              8%

Warburg Pincus Trust -
  International Equity Portfolio .........         22,674           9.851423        223,371              7%

Warburg Pincus Trust -
  Post Venture Capital Portfolio .........          5,791          11.606118         67,211             12%

Warburg Pincus Trust -
  Small Company Growth Portfolio .........        227,560          10.467342      2,381,948              6%
                                                =========          =========   ------------
                                                                               $ 85,440,626
                                                                               ============


* The period return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                          Total
                                      --------------------------------------------
                                          1999             1998              1997
                                      ------------      ----------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $  1,122,615         294,243           7,211
  Mortality and expense charges
     (note 3) .....................       (204,747)        (34,814)           (374)
                                      ------------      ----------         -------
     Net investment activity ......        917,868         259,429           6,837
                                      ------------      ----------         -------
  Proceeds from mutual fund
     shares sold ..................     28,824,134      16,936,575          15,931
  Cost of mutual funds sold .......    (27,459,827)    (16,917,760)        (13,009)
                                      ------------      ----------         -------
     Realized gain (loss)
       on investments .............      1,364,307          18,815           2,922
  Change in unrealized gain (loss)
     on investments ...............      1,576,741         203,669           2,368
                                      ------------      ----------         -------
     Net gain (loss) on investments      2,941,048         222,484           5,290
                                      ------------      ----------         -------
  Reinvested capital gains ........      1,013,971          58,733          22,573
                                      ------------      ----------         -------
       Net change in contract
          owners' equity resulting
          from operations .........      4,872,887         540,646          34,700
                                      ------------      ----------         -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............     33,205,568      25,218,368           8,400
  Transfers between funds .........           --              --              --
  Surrenders ......................       (537,041)           --           (22,690)
  Death benefits (note 4) .........           --              --              --
  Policy loans (net of repayments)
     (note 5) .....................         (2,251)          2,902          12,587
  Deductions for surrender charges
     (note 2d) ....................         (1,394)           --            (2,718)
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............     (1,474,197)       (562,392)         (5,249)
                                      ------------      ----------         -------
       Net equity transactions ....     31,190,685      24,658,878          (9,670)
                                      ------------      ----------         -------
Net change in contract
  owners' equity ...................    36,063,572      25,199,524          25,030
Contract owners' equity
  beginning of period .............     49,377,054         532,228         475,335
                                      ------------      ----------         -------
Contract owners' equity
  end of period ...................   $ 85,440,626      25,731,752         500,365
                                      ============      ==========         =======


                                                         ACVPAdv                                        ACVPBal
                                      -------------------------------------------     ------------------------------------
                                          1999            1998            1997            1999            1998        1997
                                      ------------    ------------    ------------    ------------    ------------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ............            259           9,771           5,992           3,300             266    --
  Mortality and expense charges
     (note 3) .....................            (24)            (12)             (3)           (800)           (269)   --
                                      ------------    ------------    ------------    ------------    ------------    ----
     Net investment activity ......            235           9,759           5,989           2,500              (3)   --
                                      ------------    ------------    ------------    ------------    ------------    ----
  Proceeds from mutual fund
     shares sold ..................        517,542             977            --            75,900           4,397    --
  Cost of mutual funds sold .......       (387,121)           (838)           --           (72,305)         (4,326)   --
                                      ------------    ------------    ------------    ------------    ------------    ----
     Realized gain (loss)
       on investments .............        130,421             139            --             3,595              71    --
  Change in unrealized gain (loss)
     on investments ...............       (120,159)         (1,454)         (1,418)        (12,542)         16,685    --
                                      ------------    ------------    ------------    ------------    ------------    ----
     Net gain (loss) on investments         10,262          (1,315)         (1,418)         (8,947)         16,756    --
                                      ------------    ------------    ------------    ------------    ------------    ----
  Reinvested capital gains ........            616          36,765          21,011          22,770           1,868    --
                                      ------------    ------------    ------------    ------------    ------------    ----
       Net change in contract
          owners' equity resulting
          from operations .........         11,113          45,209          25,582          16,323          18,621    --
                                      ------------    ------------    ------------    ------------    ------------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............             76            (218)            946         194,774         251,073    --
  Transfers between funds .........           --              --              --           (66,532)           --      --
  Surrenders ......................       (516,941)           --              --              --              --      --
  Death benefits (note 4) .........           --              --              --              --              --      --
  Policy loans (net of repayments)
     (note 5) .....................           --              --              --              --              --      --
  Deductions for surrender charges
     (note 2d) ....................           (403)           --              --              --              --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............           (223)            (54)           --            (6,558)         (5,361)   --
                                      ------------    ------------    ------------    ------------    ------------    ----
       Net equity transactions ....       (517,491)           (272)            946         121,684         245,712    --
                                      ------------    ------------    ------------    ------------    ------------    ----
Net change in contract
  owners' equity ...................      (506,378)         44,937          26,528         138,007         264,333    --
Contract owners' equity
  beginning of period .............        507,448         433,507         382,816         218,819            --      --
                                      ------------    ------------    ------------    ------------    ------------    ----
Contract owners' equity
  end of period ...................          1,070         478,444         409,344         356,826         264,333    --
                                      ============    ============    ============    ============    ============    ====

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                 ACVPCapAp
                                      -----------------------------
                                        1999         1998        1997
                                      ---------    ---------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $    --           --       --
  Mortality and expense charges
     (note 3) .....................         (95)         (10)    --
                                      ---------    ---------    -----
     Net investment activity ......         (95)         (10)    --
                                      ---------    ---------    -----
  Proceeds from mutual fund
     shares sold ..................     128,488      277,502     --
  Cost of mutual funds sold .......    (118,878)    (273,355)    --
                                      ---------    ---------    -----
     Realized gain (loss)
       on investments .............       9,610        4,147     --
  Change in unrealized gain (loss)
     on investments ...............     (14,998)        (282)    --
                                      ---------    ---------    -----
     Net gain (loss) on investments      (5,388)       3,865     --
                                      ---------    ---------    -----
  Reinvested capital gains ........        --            130     --
                                      ---------    ---------    -----
       Net change in contract
          owners' equity resulting
          from operations .........      (5,483)       3,985     --
                                      ---------    ---------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............      13,769       10,608     --
  Transfers between funds .........    (127,407)        --       --
  Surrenders ......................        --           --       --
  Death benefits (note 4) .........        --           --       --
  Policy loans (net of repayments)
     (note 5) .....................        --           --       --
  Deductions for surrender charges
     (note 2d) ....................        --           --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............      (1,540)      (3,382)    --
                                      ---------    ---------    -----
       Net equity transactions ....    (115,178)       7,226     --
                                      ---------    ---------    -----
Net change in contract
  owners' equity ..................    (120,661)      11,211     --
Contract owners' equity
  beginning of period .............     125,894         --       --
                                      ---------    ---------    -----
Contract owners' equity
  end of period ...................   $   5,233       11,211     --
                                      =========    =========    =====


                                                  ACVPincGr                 ACVPInt
                                      --------------------------  --------------------------
                                         1999       1998   1997      1999       1998    1997
                                      ----------    -----  -----  ----------    -----  -----
Investment activity:
  Reinvested dividends ............            2     --     --          --       --     --
  Mortality and expense charges
     (note 3) .....................         (357)    --     --        (1,036)    --     --
                                      ----------    -----  -----  ----------    -----  -----
     Net investment activity ......         (355)    --     --        (1,036)    --     --
                                      ----------    -----  -----  ----------    -----  -----
  Proceeds from mutual fund
     shares sold ..................        2,777     --     --        92,007     --     --
  Cost of mutual funds sold .......       (2,633)    --     --       (83,235)    --     --
                                      ----------    -----  -----  ----------    -----  -----
     Realized gain (loss)
       on investments .............          144     --     --         8,772     --     --
  Change in unrealized gain (loss)
     on investments ...............       21,761     --     --        20,463     --     --
                                      ----------    -----  -----  ----------    -----  -----
     Net gain (loss) on investments       21,905     --     --        29,235     --     --
                                      ----------    -----  -----  ----------    -----  -----
  Reinvested capital gains ........         --       --     --          --       --     --
                                      ----------    -----  -----  ----------    -----  -----
       Net change in contract
          owners' equity resulting
          from operations .........       21,550     --     --        28,199     --     --
                                      ----------    -----  -----  ----------    -----  -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............      204,304     --     --        70,690     --     --
  Transfers between funds .........       42,250     --     --     1,417,552     --     --
  Surrenders ......................         --       --     --          --       --     --
  Death benefits (note 4) .........         --       --     --          --       --     --
  Policy loans (net of repayments)
     (note 5) .....................         --       --     --          --       --     --
  Deductions for surrender charges
     (note 2d) ....................         --       --     --          --       --     --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............       (2,056)    --     --        (2,318)    --     --
                                      ----------    -----  -----  ----------    -----  -----
       Net equity transactions ....      244,498     --     --     1,485,924     --     --
                                      ----------    -----  -----  ----------    -----  -----
Net change in contract
  owners' equity ..................      266,048     --     --     1,514,123     --     --
Contract owners' equity
  beginning of period .............         --       --     --        56,931     --     --
                                      ----------    -----  -----  ----------    -----  -----
Contract owners' equity
  end of period ...................      266,048     --     --     1,571,054     --     --
                                      ==========    =====  =====  ==========    =====  =====

                        NATIONWIDE VL SEPARATE ACCOUNT-A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                   ACVPValue
                                      -----------------------------------
                                         1999           1998         1997
                                      -----------    -----------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $     1,140             15     --
  Mortality and expense charges
     (note 3) .....................          (571)           (40)    --
                                      -----------    -----------    -----
     Net investment activity ......           569            (25)    --
                                      -----------    -----------    -----
  Proceeds from mutual fund
     shares sold ..................       135,433          1,319     --
  Cost of mutual funds sold .......      (139,805)        (1,362)    --
                                      -----------    -----------    -----
     Realized gain (loss)
       on investments .............        (4,372)           (43)    --
  Change in unrealized gain (loss)
     on investments ...............         5,386         (1,540)    --
                                      -----------    -----------    -----
     Net gain (loss) on investments         1,014         (1,583)    --
                                      -----------    -----------    -----
  Reinvested capital gains ........        10,801            184     --
                                      -----------    -----------    -----
       Net change in contract
          owners' equity resulting
          from operations .........        12,384         (1,424)    --
                                      -----------    -----------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............        11,847         48,077     --
  Transfers between funds .........       786,005           --       --
  Surrenders ......................          --             --       --
  Death benefits (note 4) .........          --             --       --
  Policy loans (net of repayments)
     (note 5) .....................          --             --       --
  Deductions for surrender charges
     (note 2d) ....................          --             --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............        (5,415)        (1,967)    --
                                      -----------    -----------    -----
       Net equity transactions ....       792,437         46,110     --
                                      -----------    -----------    -----
Net change in contract
  owners' equity ..................       804,821         44,686     --
Contract owners' equity
  beginning of period .............       104,008           --       --
                                      -----------    -----------    -----
Contract owners' equity
  end of period ...................   $   908,829         44,686     --
                                      ===========    ===========    =====


                                                      DrySRGro                             DryStkIx
                                      -----------------------------------   -----------------------------------
                                         1999           1998        1997       1999           1998        1997
                                      -----------    -----------    -----   -----------    -----------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............          --             --       --          51,999         11,983     --
  Mortality and expense charges
     (note 3) .....................        (1,289)           (10)    --         (24,597)        (1,462)    --
                                      -----------    -----------    -----   -----------    -----------    -----
     Net investment activity ......        (1,289)           (10)    --          27,402         10,521     --
                                      -----------    -----------    -----   -----------    -----------    -----
  Proceeds from mutual fund
     shares sold ..................       269,585            416     --       1,724,789         28,088     --
  Cost of mutual funds sold .......      (220,814)          (393)    --      (1,493,833)       (26,036)    --
                                      -----------    -----------    -----   -----------    -----------    -----
     Realized gain (loss)
       on investments .............        48,771             23     --         230,956          2,052     --
  Change in unrealized gain (loss)
     on investments ...............        (1,608)           579     --         643,164        106,364     --
                                      -----------    -----------    -----   -----------    -----------    -----
     Net gain (loss) on investments        47,163            602     --         874,120        108,416     --
                                      -----------    -----------    -----   -----------    -----------    -----
  Reinvested capital gains ........          --             --       --          40,644          4,632     --
                                      -----------    -----------    -----   -----------    -----------    -----
       Net change in contract
          owners' equity resulting
          from operations .........        45,874            592     --         942,166        123,569     --
                                      -----------    -----------    -----   -----------    -----------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............       162,330         11,951     --       3,019,022      3,021,574     --
  Transfers between funds .........         4,191           --       --        (112,704)          --       --
  Surrenders ......................          --             --       --            --             --       --
  Death benefits (note 4) .........          --             --       --            --             --       --
  Policy loans (net of repayments)
     (note 5) .....................          --             --       --            --             --       --
  Deductions for surrender charges
     (note 2d) ....................          --             --       --            --             --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............       (12,259)          (498)    --        (221,493)       (33,424)    --
                                      -----------    -----------    -----   -----------    -----------    -----
       Net equity transactions ....       154,262         11,453     --       2,684,825      2,988,150     --
                                      -----------    -----------    -----   -----------    -----------    -----
Net change in contract
  owners' equity ..................       200,136         12,045     --       3,626,991      3,111,719     --
Contract owners' equity
  beginning of period .............       315,050           --       --       6,790,451           --       --
                                      -----------    -----------    -----   -----------    -----------    -----
Contract owners' equity
  end of period ...................       515,186         12,045     --      10,417,442      3,111,719     --
                                      ===========    ===========    =====   ===========    ===========    =====

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                    DryCapAp
                                      -------------------------------------
                                          1999            1998         1997
                                      ------------    ------------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $        235               1     --
  Mortality and expense charges
     (note 3) .....................        (15,496)         (1,102)    --
                                      ------------    ------------    -----
     Net investment activity ......        (15,261)         (1,101)    --
                                      ------------    ------------    -----
  Proceeds from mutual fund
     shares sold ..................        146,331           6,959     --
  Cost of mutual funds sold .......       (127,059)         (6,727)    --
                                      ------------    ------------    -----
     Realized gain (loss)
       on investments .............         19,272             232     --
  Change in unrealized gain (loss)
     on investments ...............        348,103          33,752     --
                                      ------------    ------------    -----
     Net gain (loss) on investments        367,375          33,984     --
                                      ------------    ------------    -----
  Reinvested capital gains ........           --                 2     --
                                      ------------    ------------    -----
       Net change in contract
          owners' equity resulting
          from operations .........        352,114          32,885     --
                                      ------------    ------------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............        320,183       1,059,915     --
  Transfers between funds .........      6,306,933            --       --
  Surrenders ......................           --              --       --
  Death benefits (note 4) .........           --              --       --
  Policy loans (net of repayments)
     (note 5) .....................           --              --       --
  Deductions for surrender charges
     (note 2d) ....................           --              --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............       (126,185)         (6,010)    --
                                      ------------    ------------    -----
       Net equity transactions ....      6,500,931       1,053,905     --
                                      ------------    ------------    -----
Net change in contract
  owners' equity...................      6,853,045       1,086,790     --
Contract owners' equity
  beginning of period .............      3,270,138            --       --
                                      ------------    ------------    -----
Contract owners' equity
  end of period ...................   $ 10,123,183       1,086,790     --
                                      ============    ============    =====

                                                     DryGrInc                               FidVIPEI
                                      -------------------------------------   -------------------------------------
                                         1999            1998         1997       1999            1998         1997
                                      ------------    ------------    -----   ------------    ------------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............          2,017              36     --           47,473            --       --
  Mortality and expense charges
     (note 3) .....................         (1,268)            (10)    --           (9,628)            (61)    --
                                      ------------    ------------    -----   ------------    ------------    -----
     Net investment activity ......            749              26     --           37,845             (61)    --
                                      ------------    ------------    -----   ------------    ------------    -----
  Proceeds from mutual fund
     shares sold ..................         61,414             331     --        1,290,683           2,202     --
  Cost of mutual funds sold .......        (53,121)           (325)    --       (1,159,477)         (2,105)    --
                                      ------------    ------------    -----   ------------    ------------    -----
     Realized gain (loss)
       on investments .............          8,293               6     --          131,206              97     --
  Change in unrealized gain (loss)
     on investments ...............         40,913            (391)    --          100,821             502     --
                                      ------------    ------------    -----   ------------    ------------    -----
     Net gain (loss) on investments         49,206            (385)    --          232,027             599     --
                                      ------------    ------------    -----   ------------    ------------    -----
  Reinvested capital gains ........           --                96     --          104,940            --       --
                                      ------------    ------------    -----   ------------    ------------    -----
       Net change in contract
          owners' equity resulting
          from operations .........         49,955            (263)    --          374,812             538     --
                                      ------------    ------------    -----   ------------    ------------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............         54,240          11,982     --          832,824          71,776     --
  Transfers between funds .........         12,457            --       --       (1,165,924)           --       --
  Surrenders ......................           --              --       --             --              --       --
  Death benefits (note 4) .........           --              --       --             --              --       --
  Policy loans (net of repayments)
     (note 5) .....................           --              --       --             --              --       --
  Deductions for surrender charges
     (note 2d) ....................           --              --       --             --              --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............        (12,833)           (494)    --          (62,473)         (2,974)    --
                                      ------------    ------------    -----   ------------    ------------    -----
       Net equity transactions ....         53,864          11,488     --         (395,573)         68,802     --
                                      ------------    ------------    -----   ------------    ------------    -----
Net change in contract
  owners' equity ..................        103,819          11,225     --          (20,761)         69,340     --
Contract owners' equity
  beginning of period .............        363,120            --       --        3,089,994            --       --
                                      ------------    ------------    -----   ------------    ------------    -----
Contract owners' equity
  end of period ...................        466,939          11,225     --        3,069,233          69,340     --
                                      ============    ============    =====   ============    ============    =====

                        NATIONWIDE VL SEPARATE ACCOUNT-A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                     FidVIPGr
                                      ---------------------------------------
                                          1999          1998          1997
                                      ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $      367           217           249
  Mortality and expense charges
     (note 3) .....................       (1,163)          (23)         (204)
                                      ----------    ----------    ----------
     Net investment activity ......         (796)          194            45
                                      ----------    ----------    ----------
  Proceeds from mutual fund
     shares sold ..................      163,987        15,999         6,559
  Cost of mutual funds sold .......     (144,614)       (9,731)       (4,524)
                                      ----------    ----------    ----------
     Realized gain (loss)
       on investments .............       19,373         6,268         2,035
  Change in unrealized gain (loss)
     on investments ...............        5,238        (2,518)        1,716
     Net gain (loss) on investments       24,611         3,750         3,751
                                      ----------    ----------    ----------
  Reinvested capital gains ........       23,057         5,679         1,112
                                      ----------    ----------    ----------
       Net change in contract
          owners' equity resulting
          from operations .........       46,872         9,623         4,908
                                      ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............      193,718        27,290         2,154
  Transfers between funds .........      120,830          --            --
  Surrenders ......................      (13,784)         --          (9,009)
  Death benefits (note 4) .........         --            --            --
  Policy loans (net of repayments)
     (note 5) .....................       (2,357)          555         3,812
  Deductions for surrender charges
     (note 2d) ....................         (680)         --          (1,079)
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............       (6,237)       (2,501)         (689)
                                      ----------    ----------    ----------
       Net equity transactions ....      291,490        25,344        (4,811)
                                      ----------    ----------    ----------
Net change in contract
  owners' equity ..................      338,362        34,967            97
Contract owners' equity
  beginning of period .............      192,030        42,484        40,328
                                      ----------    ----------    ----------
Contract owners' equity
  end of period ...................   $  530,392        77,451        40,425
                                      ==========    ==========    ==========


                                                    FidVIPHI                         FidVIPOv
                                      ---------------------------------   ---------------------------------
                                         1999          1998       1997      1999          1998        1997
                                      ----------    ----------    -----   ----------    ----------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............       46,952          --       --         13,167          --       --
  Mortality and expense charges
     (note 3) .....................       (1,843)          (41)    --         (3,113)         (218)    --
                                      ----------    ----------    -----   ----------    ----------    -----
     Net investment activity ......       45,109           (41)    --         10,054          (218)    --
                                      ----------    ----------    -----   ----------    ----------    -----
  Proceeds from mutual fund
     shares sold ..................      368,602         1,311     --        113,388         1,100     --
  Cost of mutual funds sold .......     (354,888)       (1,275)    --       (115,004)       (1,024)    --
                                      ----------    ----------    -----   ----------    ----------    -----
     Realized gain (loss)
       on investments .............       13,714            36     --         (1,616)           76     --
  Change in unrealized gain (loss)
     on investments ...............      (19,252)           70     --         57,242           (45)    --
     Net gain (loss) on investments       (5,538)          106     --         55,626            31     --
                                      ----------    ----------    -----   ----------    ----------    -----
  Reinvested capital gains ........        1,755          --       --         21,237          --       --
                                      ----------    ----------    -----   ----------    ----------    -----
       Net change in contract
          owners' equity resulting
          from operations .........       41,326            65     --         86,917          (187)    --
                                      ----------    ----------    -----   ----------    ----------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............      600,469        48,066     --        142,087       216,018     --
  Transfers between funds .........      (44,815)         --       --        287,290          --       --
  Surrenders ......................         --            --       --           --            --       --
  Death benefits (note 4) .........         --            --       --           --            --       --
  Policy loans (net of repayments)
     (note 5) .....................         --            --       --           --            --       --
  Deductions for surrender charges
     (note 2d) ....................         --            --       --           --            --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............      (20,663)       (1,979)    --        (18,612)       (2,492)    --
                                      ----------    ----------    -----   ----------    ----------    -----
       Net equity transactions ....      534,991        46,087     --        410,765       213,526     --
                                      ----------    ----------    -----   ----------    ----------    -----
Net change in contract
  owners' equity ..................      576,317        46,152     --        497,682       213,339     --
Contract owners' equity
  beginning of period .............      446,746          --       --        830,816          --       --
                                      ----------    ----------    -----   ----------    ----------    -----
Contract owners' equity
  end of period ...................    1,023,063        46,152     --      1,328,498       213,339     --
                                      ==========    ==========    =====   ==========    ==========    =====

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                  (UNAUDITED)

                                                    FidVIPAM
                                      -----------------------------------
                                         1999           1998        1997
                                      -----------    -----------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $   135,270           --       --
  Mortality and expense charges
     (note 3) .....................       (14,557)        (1,744)    --
                                      -----------    -----------    -----
     Net investment activity ......       120,713         (1,744)    --
                                      -----------    -----------    -----
  Proceeds from mutual fund
     shares sold ..................       626,225          6,580     --
  Cost of mutual funds sold .......      (629,608)        (6,304)    --
                                      -----------    -----------    -----
     Realized gain (loss)
       on investments .............        (3,383)           276     --
  Change in unrealized gain (loss)
     on investments ...............       (39,531)        32,238     --
                                      -----------    -----------    -----
     Net gain (loss) on investments       (42,914)        32,514     --
                                      -----------    -----------    -----
  Reinvested capital gains ........       171,342           --       --
                                      -----------    -----------    -----
       Net change in contract
          owners' equity resulting
          from operations .........       249,141         30,770     --
                                      -----------    -----------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............       636,747      1,760,914     --
  Transfers between funds .........     3,019,462           --       --
  Surrenders ......................          --             --       --
  Death benefits (note 4) .........          --             --       --
  Policy loans (net of repayments)
     (note 5) .....................          --             --       --
  Deductions for surrender charges
     (note 2d) ....................          --             --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............      (103,859)       (10,241)    --
                                      -----------    -----------    -----
       Net equity transactions ....     3,552,350      1,750,673     --
                                      -----------    -----------    -----
Net change in contract
  owners' equity ..................     3,801,491      1,781,443     --
Contract owners' equity
  beginning of period .............     3,751,508           --       --
                                      -----------    -----------    -----
Contract owners' equity
  end of period ...................   $ 7,552,999      1,781,443     --
                                      ===========    ===========    =====

                                                     FidVIPCon                           FidVIPGrOP
                                      -----------------------------------   -----------------------------------
                                          1999          1998        1997       1999           1998         1997
                                      -----------    -----------    -----   -----------    -----------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............         1,715           --       --          19,957           --       --
  Mortality and expense charges
     (note 3) .....................        (1,229)           (70)    --          (5,573)           (42)    --
                                      -----------    -----------    -----   -----------    -----------    -----
     Net investment activity ......           486            (70)    --          14,384            (42)    --
                                      -----------    -----------    -----   -----------    -----------    -----
  Proceeds from mutual fund
     shares sold ..................       120,519          2,324     --       1,411,553          1,048     --
  Cost of mutual funds sold .......      (101,167)        (2,195)    --      (1,245,404)          (999)    --
                                      -----------    -----------    -----   -----------    -----------    -----
     Realized gain (loss)
       on investments .............        19,352            129     --         166,149             49     --
  Change in unrealized gain (loss)
     on investments ...............         9,949          3,737     --        (118,814)         1,441     --
                                      -----------    -----------    -----   -----------    -----------    -----
     Net gain (loss) on investments        29,301          3,866     --          47,335          1,490     --
                                      -----------    -----------    -----   -----------    -----------    -----
  Reinvested capital gains ........        12,574           --       --          37,311           --       --
                                      -----------    -----------    -----   -----------    -----------    -----
       Net change in contract
          owners' equity resulting
          from operations .........        42,361          3,796     --          99,030          1,448     --
                                      -----------    -----------    -----   -----------    -----------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............        95,003         80,792     --         156,748         51,712     --
  Transfers between funds .........        13,270           --       --        (682,899)          --       --
  Surrenders ......................          --             --       --            --             --       --
  Death benefits (note 4) .........          --             --       --            --             --       --
  Policy loans (net of repayments)
     (note 5) .....................          --             --       --            --             --       --
  Deductions for surrender charges
     (note 2d) ....................          --             --       --            --             --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............       (10,399)        (3,433)    --         (25,165)        (1,406)    --
                                      -----------    -----------    -----   -----------    -----------    -----
       Net equity transactions ....        97,874         77,359     --        (551,316)        50,306     --
                                      -----------    -----------    -----   -----------    -----------    -----
Net change in contract
  owners' equity ..................       140,235         81,155     --        (452,286)        51,754     --
Contract owners' equity
  beginning of period .............       317,448           --       --       1,712,296           --       --
                                      -----------    -----------    -----   -----------    -----------    -----
Contract owners' equity
  end of period ...................       457,683         81,155     --       1,260,010         51,754     --
                                      ===========    ===========    =====   ===========    ===========    =====

                        NATIONWIDE VL SEPARATE ACCOUNT-A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                  (UNAUDITED)


                                                   MSEmMkt
                                      ---------------------------------
                                         1999          1998       1997
                                      ----------    ----------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............     $   --            --       --
  Mortality and expense charges
     (note 3) .....................         (173)          (12)    --
                                      ----------    ----------    -----
     Net investment activity ......         (173)          (12)    --
                                      ----------    ----------    -----
  Proceeds from mutual fund
     shares sold ..................        7,306         5,200     --
  Cost of mutual funds sold .......      (11,027)       (5,044)    --
     Realized gain (loss)
       on investments .............       (3,721)          156     --
  Change in unrealized gain (loss)
     on investments ...............       11,179          (901)    --
                                      ----------    ----------    -----
     Net gain (loss) on investments        7,458          (745)    --
                                      ----------    ----------    -----
  Reinvested capital gains ........         --            --       --
       Net change in contract
          owners' equity resulting
          from operations .........        7,285          (757)    --
                                      ----------    ----------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............       11,988        14,995     --
  Transfers between funds .........          363          --       --
  Surrenders ......................         --            --       --
  Death benefits (note 4) .........         --            --       --
  Policy loans (net of repayments)
     (note 5) .....................         --            --       --
  Deductions for surrender charges
     (note 2d) ....................         --            --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............       (1,359)         (530)    --
                                      ----------    ----------    -----
       Net equity transactions ....       10,992        14,465     --
                                      ----------    ----------    -----
Net change in contract
  owners' equity ..................       18,277        13,708     --
Contract owners' equity
  beginning of period .............       44,914          --       --
                                      ----------    ----------    -----
Contract owners' equity
  end of period ...................   $   63,191        13,708     --
                                      ==========    ==========    =====

                                                     NSATCapAp                                NSATGvtBd
                                      --------------------------------------    --------------------------------------
                                         1999          1998          1997          1999          1998          1997
                                      ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............        6,888         2,696            11        62,525        10,791           406
  Mortality and expense charges
     (note 3) .....................       (6,910)       (1,249)           (1)       (5,286)         (639)          (72)
                                      ----------    ----------    ----------    ----------    ----------    ----------
     Net investment activity ......          (22)        1,447            10        57,239        10,152           334
                                      ----------    ----------    ----------    ----------    ----------    ----------
  Proceeds from mutual fund
     shares sold ..................    1,202,360         8,908            62       365,601         7,480         5,924
  Cost of mutual funds sold .......   (1,100,953)       (6,868)          (36)     (365,980)       (7,073)       (5,538)
     Realized gain (loss)
       on investments .............      101,407         2,040            26          (379)          407           386
  Change in unrealized gain (loss)
     on investments ...............      164,494        41,391           336       (91,641)       (2,966)         (396)
                                      ----------    ----------    ----------    ----------    ----------    ----------
     Net gain (loss) on investments      265,901        43,431           362       (92,020)       (2,559)          (10)
                                      ----------    ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains ........         --            --            --            --            --            --
       Net change in contract
          owners' equity resulting
          from operations .........      265,879        44,878           372       (34,781)        7,593           324
                                      ----------    ----------    ----------    ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............      835,529     1,294,708           200       488,015       690,080         2,675
  Transfers between funds .........     (672,947)         --            --       1,439,870          --            --
  Surrenders ......................         --            --            --          (5,823)         --          (8,212)
  Death benefits (note 4) .........         --            --            --            --            --            --
  Policy loans (net of repayments)
     (note 5) .....................           47         1,173            (6)         --            --           3,693
  Deductions for surrender charges
     (note 2d) ....................         --            --            --            (287)         --            (984)
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............      (67,415)       (8,406)         --         (23,589)       (9,108)       (1,701)
                                      ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions ....       95,214     1,287,475           194     1,898,186       680,972        (4,529)
                                      ----------    ----------    ----------    ----------    ----------    ----------
Net change in contract
  owners' equity ..................      361,093     1,332,353           566     1,863,405       688,565        (4,205)
Contract owners' equity
  beginning of period .............    2,255,024         9,058         1,561     1,127,565        14,091        17,425
                                      ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity
  end of period ...................    2,616,117     1,341,411         2,127     2,990,970       702,656        13,220
                                      ==========    ==========    ==========    ==========    ==========    ==========
                                                                                                            (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                  (UNAUDITED)

                                                       NSATMyMkt
                                      --------------------------------------------
                                         1999            1998            1997
                                      ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $    474,926         257,067             272
  Mortality and expense charges
     (note 3) .....................        (61,888)        (25,120)            (10)
                                      ------------    ------------    ------------
     Net investment activity ......        413,038         231,947             262
                                      ------------    ------------    ------------
  Proceeds from mutual fund
     shares sold ..................     12,663,082      16,216,858             125
  Cost of mutual funds sold .......    (12,663,082)    (16,216,858)           (125)
                                      ------------    ------------    ------------
     Realized gain (loss)
       on investments .............           --              --              --
  Change in unrealized gain (loss)
     on investments ...............           --              --              --
                                      ------------    ------------    ------------
     Net gain (loss) on investments           --              --              --
                                      ------------    ------------    ------------
  Reinvested capital gains ........           --              --              --
                                      ------------    ------------    ------------
       Net change in contract
          owners' equity resulting
          from operations .........        413,038         231,947             262
                                      ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............     21,026,747      12,859,321             683
  Transfers between funds .........    (11,394,661)           --              --
  Surrenders ......................           (493)           --              --
  Death benefits (note 4) .........           --              --              --
  Policy loans (net of repayments)
     (note 5) .....................           --              --             1,406
  Deductions for surrender charges
     (note 2d) ....................            (24)           --              --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............       (427,728)       (410,603)           (848)
                                      ------------    ------------    ------------
       Net equity transactions ....      9,203,841      12,448,718           1,241
                                      ------------    ------------    ------------
Net change in contract
  owners' equity ..................      9,616,879      12,680,665           1,503
Contract owners' equity
  beginning of period .............     10,472,744           1,125          10,224
                                      ------------    ------------    ------------
Contract owners' equity
  end of period ...................   $ 20,089,623      12,681,790          11,727
                                      ============    ============    ============

                                               NSATSmCapV                           NSATSmCo
                                      -----------------------------   -------------------------------------
                                          1999        1998     1997      1999            1998         1997
                                      ------------    -----   -----   ------------    ------------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............           --       --      --             --              --       --
  Mortality and expense charges
     (note 3) .....................           (354)    --      --             (883)           (150)    --
                                      ------------    -----   -----   ------------    ------------    -----
     Net investment activity ......           (354)    --      --             (883)           (150)    --
                                      ------------    -----   -----   ------------    ------------    -----
  Proceeds from mutual fund
     shares sold ..................         11,648     --      --           10,547           1,922     --
  Cost of mutual funds sold .......        (12,079)    --      --          (10,227)         (1,867)    --
                                      ------------    -----   -----   ------------    ------------    -----
     Realized gain (loss)
       on investments .............           (431)    --      --              320              55     --
  Change in unrealized gain (loss)
     on investments ...............         67,226     --      --           42,104          (7,266)    --
                                      ------------    -----   -----   ------------    ------------    -----
     Net gain (loss) on investments         66,795     --      --           42,424          (7,211)    --
                                      ------------    -----   -----   ------------    ------------    -----
  Reinvested capital gains ........           --       --      --             --              --       --
                                      ------------    -----   -----   ------------    ------------    -----
       Net change in contract
          owners' equity resulting
          from operations .........         66,441     --      --           41,541          (7,361)    --
                                      ------------    -----   -----   ------------    ------------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............        (17,313)    --      --           34,688         155,193     --
  Transfers between funds .........        919,095     --      --          418,457            --       --
  Surrenders ......................           --       --      --             --              --       --
  Death benefits (note 4) .........           --       --      --             --              --       --
  Policy loans (net of repayments)
     (note 5) .....................           --       --      --             --              --       --
  Deductions for surrender charges
     (note 2d) ....................           --       --      --             --              --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............            (17)    --      --           (5,184)         (1,957)    --
                                      ------------    -----   -----   ------------    ------------    -----
       Net equity transactions ....        901,765     --      --          447,961         153,236     --
                                      ------------    -----   -----   ------------    ------------    -----
Net change in contract
  owners' equity ..................        968,206     --      --          489,502         145,875     --
Contract owners' equity
  beginning of period .............           --       --      --          208,212            --       --
                                      ------------    -----   -----   ------------    ------------    -----
Contract owners' equity
  end of period ...................        968,206     --      --          697,714         145,875     --
                                      ============    =====   =====   ============    ============    =====

                        NATIONWIDE VL SEPARATE ACCOUNT-A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                  (UNAUDITED)

                                                     NSATTotRe
                                      --------------------------------------
                                         1999          1998          1997
                                      ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $    1,604           443           106
  Mortality and expense charges
     (note 3) .....................         (984)         (159)          (40)
                                      ----------    ----------    ----------
     Net investment activity ......          620           284            66
                                      ----------    ----------    ----------
  Proceeds from mutual fund
     shares sold ..................       61,665         6,174           468
  Cost of mutual funds sold .......      (55,950)       (3,417)         (333)
                                      ----------    ----------    ----------
     Realized gain (loss)
       on investments .............        5,715         2,757           135
  Change in unrealized gain (loss)
     on investments ...............       33,139         2,066         1,952
                                      ----------    ----------    ----------
     Net gain (loss) on investments       38,854         4,823         2,087
                                      ----------    ----------    ----------
  Reinvested capital gains ........          187          --            --
                                      ----------    ----------    ----------
       Net change in contract
          owners' equity resulting
          from operations .........       39,661         5,107         2,153
                                      ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............      135,933       133,803         1,757
  Transfers between funds .........      108,147          --            --
  Surrenders ......................         --            --            --
  Death benefits (note 4) .........         --            --            --
  Policy loans (net of repayments)
     (note 5) .....................           58         1,174           (21)
  Deductions for surrender charges
     (note 2d) ....................         --            --            --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............       (9,298)       (2,997)       (1,930)
                                      ----------    ----------    ----------
       Net equity transactions ....      234,840       131,980          (194)
                                      ----------    ----------    ----------
Net change in contract
  owners' equity ..................      274,501       137,087         1,959
Contract owners' equity
  beginning of period .............      185,223        20,160        11,458
                                      ----------    ----------    ----------
Contract owners' equity
  end of period ...................   $  459,724       157,247        13,417
                                      ==========    ==========    ==========

                                                    NBAMTBal                                NBAMTGro
                                      --------------------------------------    ---------------------------------
                                         1999          1998          1997          1999          1998       1997
                                      ----------    ----------    ----------    ----------    ----------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............          213          --             175          --            --       --
  Mortality and expense charges
     (note 3) .....................          (49)          (17)          (44)         (656)          (12)    --
                                      ----------    ----------    ----------    ----------    ----------    -----
     Net investment activity ......          164           (17)          131          (656)          (12)    --
                                      ----------    ----------    ----------    ----------    ----------    -----
  Proceeds from mutual fund
     shares sold ..................          413       313,569         2,793        59,260         1,125     --
  Cost of mutual funds sold .......         (380)     (312,999)       (2,453)      (51,722)       (1,137)    --
                                      ----------    ----------    ----------    ----------    ----------    -----
     Realized gain (loss)
       on investments .............           33           570           340         7,538           (12)    --
  Change in unrealized gain (loss)
     on investments ...............         (286)        9,823           178        58,034           944     --
                                      ----------    ----------    ----------    ----------    ----------    -----
     Net gain (loss) on investments         (253)       10,393           518        65,572           932     --
                                      ----------    ----------    ----------    ----------    ----------    -----
  Reinvested capital gains ........          316          --             450         6,121          --       --
                                      ----------    ----------    ----------    ----------    ----------    -----
       Net change in contract
          owners' equity resulting
          from operations .........          227        10,376         1,099        71,037           920     --
                                      ----------    ----------    ----------    ----------    ----------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............          483       (10,008)          (15)       31,933        15,427     --
  Transfers between funds .........         --            --            --       1,059,854          --       --
  Surrenders ......................         --            --          (5,469)         --            --       --
  Death benefits (note 4) .........         --            --            --            --            --       --
  Policy loans (net of repayments)
     (note 5) .....................            1          --           3,703          --            --       --
  Deductions for surrender charges
     (note 2d) ....................         --            --            (655)         --            --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............         (528)         --             (81)      (13,954)       (1,107)    --
                                      ----------    ----------    ----------    ----------    ----------    -----
       Net equity transactions ....          (44)      (10,008)       (2,517)    1,077,833        14,320     --
                                      ----------    ----------    ----------    ----------    ----------    -----
Net change in contract
  owners' equity ..................          183           368        (1,418)    1,148,870        15,240     --
Contract owners' equity
  beginning of period .............       12,753        11,803        11,523        87,994          --       --
                                      ----------    ----------    ----------    ----------    ----------    -----
Contract owners' equity
  end of period ...................       12,936        12,171        10,105     1,236,864        15,240     --
                                      ==========    ==========    ==========    ==========    ==========    =====

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                  (UNAUDITED)

                                                NBAMTGuard
                                      ---------------------------
                                         1999        1998    1997
                                      ----------    -----   -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $       11     --      --
  Mortality and expense charges
     (note 3) .....................          (40)    --      --
                                      ----------    -----   -----
     Net investment activity ......          (29)    --      --
                                      ----------    -----   -----
  Proceeds from mutual fund
     shares sold ..................       80,162     --      --
  Cost of mutual funds sold .......      (77,429)    --      --
                                      ----------    -----   -----
     Realized gain (loss)
       on investments .............        2,733     --      --
  Change in unrealized gain (loss)
     on investments ...............         --       --      --
     Net gain (loss) on investments        2,733     --      --
                                      ----------    -----   -----
  Reinvested capital gains ........         --       --      --
                                      ----------    -----   -----
       Net change in contract
          owners' equity resulting
          from operations .........        2,704     --      --
                                      ----------    -----   -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............       77,379     --      --
  Transfers between funds .........      (79,847)    --      --
  Surrenders ......................         --       --      --
  Death benefits (note 4) .........         --       --      --
  Policy loans (net of repayments)
     (note 5) .....................         --       --      --
  Deductions for surrender charges
     (note 2d) ....................         --       --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............         (236)    --      --
                                      ----------    -----   -----
       Net equity transactions ....       (2,704)    --      --
                                      ----------    -----   -----
Net change in contract
  owners' equity ..................         --       --      --
Contract owners' equity
  beginning of period .............         --       --      --
                                      ----------    -----   -----
Contract owners' equity
  end of period ...................   $     --               --
                                      ==========    =====   =====

                                                   NBAMTLMat                          NBAMTPart
                                      ---------------------------------   ---------------------------------
                                         1999          1998       1997      1999          1998        1997
                                      ----------    ----------    -----   ----------    ----------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............      131,900          --       --         35,979            96     --
  Mortality and expense charges
     (note 3) .....................       (8,666)         (983)    --        (10,353)         (685)    --
                                      ----------    ----------    -----   ----------    ----------    -----
     Net investment activity ......      123,234          (983)    --         25,626          (589)    --
                                      ----------    ----------    -----   ----------    ----------    -----
  Proceeds from mutual fund
     shares sold ..................      139,384           379     --      2,496,516         8,067     --
  Cost of mutual funds sold .......     (140,332)         (344)    --     (2,339,101)       (8,767)    --
                                      ----------    ----------    -----   ----------    ----------    -----
     Realized gain (loss)
       on investments .............         (948)           35     --        157,415          (700)    --
  Change in unrealized gain (loss)
     on investments ...............     (126,216)         (979)    --        178,528       (24,234)    --
     Net gain (loss) on investments     (127,164)         (944)    --        335,943       (24,934)    --
                                      ----------    ----------    -----   ----------    ----------    -----
  Reinvested capital gains ........         --            --       --         62,571         3,026     --
                                      ----------    ----------    -----   ----------    ----------    -----
       Net change in contract
          owners' equity resulting
          from operations .........       (3,930)       (1,927)    --        424,140       (22,497)    --
                                      ----------    ----------    -----   ----------    ----------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............    1,250,476     1,914,042     --        819,219       747,906     --
  Transfers between funds .........    1,183,084          --       --     (1,091,173)         --       --
  Surrenders ......................         --            --       --           --            --       --
  Death benefits (note 4) .........         --            --       --           --            --       --
  Policy loans (net of repayments)
     (note 5) .....................         --            --       --           --            --       --
  Deductions for surrender charges
     (note 2d) ....................         --            --       --           --            --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............      (80,601)      (25,353)    --        (40,299)       (9,501)    --
                                      ----------    ----------    -----   ----------    ----------    -----
       Net equity transactions ....    2,352,959     1,888,689     --       (312,253)      738,405     --
                                      ----------    ----------    -----   ----------    ----------    -----
Net change in contract
  owners' equity ..................    2,349,029     1,886,762     --        111,887       715,908     --
Contract owners' equity
  beginning of period .............    2,021,634          --       --      3,045,784          --       --
                                      ----------    ----------    -----   ----------    ----------    -----
Contract owners' equity
  end of period ...................    4,370,663     1,886,762     --      3,157,671       715,908     --
                                      ==========    ==========    =====   ==========    ==========    =====

                        NATIONWIDE VL SEPARATE ACCOUNT-A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
               SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                     OppBdFd
                                      ---------------------------------
                                         1999          1998       1997
                                      ----------    ----------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $   26,045           322     --
  Mortality and expense charges
     (note 3) .....................       (1,573)          (39)    --
                                      ----------    ----------    -----
     Net investment activity ......       24,472           283     --
                                      ----------    ----------    -----
  Proceeds from mutual fund
     shares sold ..................      106,014         1,301     --
  Cost of mutual funds sold .......     (106,207)       (1,340)    --
                                      ----------    ----------    -----
     Realized gain (loss)
       on investments .............         (193)          (39)    --
  Change in unrealized gain (loss)
     on investments ...............      (38,440)          205     --
                                      ----------    ----------    -----
     Net gain (loss) on investments      (38,633)          166     --
                                      ----------    ----------    -----
  Reinvested capital gains ........        2,501           291     --
                                      ----------    ----------    -----
       Net change in contract
          owners' equity resulting
          from operations .........      (11,660)          740     --
                                      ----------    ----------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............      116,990        45,076     --
  Transfers between funds .........      (26,441)         --       --
  Surrenders ......................         --            --       --
  Death benefits (note 4) .........         --            --       --
  Policy loans (net of repayments)
     (note 5) .....................         --            --       --
  Deductions for surrender charges
     (note 2d) ....................         --            --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............      (17,454)       (1,928)    --
                                      ----------    ----------    -----
       Net equity transactions ....       73,095        43,148     --
                                      ----------    ----------    -----
Net change in contract
  owners' equity ...................       61,435        43,888     --
Contract owners' equity
  beginning of period .............      505,096          --       --
                                      ----------    ----------    -----
Contract owners' equity
  end of period ...................   $  566,531        43,888     --
                                      ==========    ==========    =====

                                                     OppGlSec                          OppGro
                                      ---------------------------------   ---------------------------------
                                         1999          1998       1997      1999          1998        1997
                                      ----------    ----------    -----   ----------    ----------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............       26,885           307     --            850           100     --
  Mortality and expense charges
     (note 3) .....................       (5,938)          (25)    --         (1,039)          (41)    --
                                      ----------    ----------    -----   ----------    ----------    -----
     Net investment activity ......       20,947           282     --           (189)           59     --
                                      ----------    ----------    -----   ----------    ----------    -----
  Proceeds from mutual fund
     shares sold ..................    2,597,793           530     --         93,741         7,064     --
  Cost of mutual funds sold .......   (2,393,189)         (534)    --        (77,418)       (7,055)    --
                                      ----------    ----------    -----   ----------    ----------    -----
     Realized gain (loss)
       on investments .............      204,604            (4)    --         16,323             9     --
  Change in unrealized gain (loss)
     on investments ...............      (88,135)           78     --         64,238           923     --
                                      ----------    ----------    -----   ----------    ----------    -----
     Net gain (loss) on investments      116,469            74     --         80,561           932     --
                                      ----------    ----------    -----   ----------    ----------    -----
  Reinvested capital gains ........       75,339         1,156     --          9,340         1,201     --
                                      ----------    ----------    -----   ----------    ----------    -----
       Net change in contract
          owners' equity resulting
          from operations .........      212,755         1,512     --         89,712         2,192     --
                                      ----------    ----------    -----   ----------    ----------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............      183,714        31,731     --        143,027        48,196     --
  Transfers between funds .........   (2,134,156)         --       --        746,301          --       --
  Surrenders ......................         --            --       --           --            --       --
  Death benefits (note 4) .........         --            --       --           --            --       --
  Policy loans (net of repayments)
     (note 5) .....................         --            --       --           --            --       --
  Deductions for surrender charges
     (note 2d) ....................         --            --       --           --            --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............      (25,786)         (551)    --        (14,477)       (2,562)    --
                                      ----------    ----------    -----   ----------    ----------    -----
       Net equity transactions ....   (1,976,228)       31,180     --        874,851        45,634     --
                                      ----------    ----------    -----   ----------    ----------    -----
Net change in contract
  owners' equity ...................   (1,763,473)       32,692     --        964,563        47,826     --
Contract owners' equity
  beginning of period .............    2,196,097          --       --        177,775          --       --
                                      ----------    ----------    -----   ----------    ----------    -----
Contract owners' equity
  end of period ...................      432,624        32,692     --      1,142,338        47,826     --
                                      ==========    ==========    =====   ==========    ==========    =====



                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
               SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                    OppMult
                                      ---------------------------------
                                         1999          1998       1997
                                      ----------    ----------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $    8,514          --       --
  Mortality and expense charges
     (note 3) .....................         (529)          (63)    --
                                      ----------    ----------    -----
     Net investment activity ......        7,985           (63)    --
                                      ----------    ----------    -----
  Proceeds from mutual fund
     shares sold ..................      266,415           356     --
  Cost of mutual funds sold .......     (268,035)         (356)    --
                                      ----------    ----------    -----
     Realized gain (loss)
       on investments .............       (1,620)         --       --
  Change in unrealized gain (loss)
     on investments ...............       (1,589)          937     --
                                      ----------    ----------    -----
     Net gain (loss) on investments       (3,209)          937     --
                                      ----------    ----------    -----
  Reinvested capital gains ........       12,316          --       --
                                      ----------    ----------    -----
       Net change in contract
          owners' equity resulting
          from operations .........       17,092           874     --
                                      ----------    ----------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............       54,084        66,272     --
  Transfers between funds .........     (134,057)         --       --
  Surrenders ......................         --            --       --
  Death benefits (note 4) .........         --            --       --
  Policy loans (net of repayments)
     (note 5) .....................         --            --       --
  Deductions for surrender charges
     (note 2d) ....................         --            --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............       (5,817)         (354)    --
                                      ----------    ----------    -----
       Net equity transactions ....      (85,790)       65,918     --
                                      ----------    ----------    -----
Net change in contract
  owners' equity ...................      (68,698)       66,792     --
Contract owners' equity
  beginning of period .............       79,129          --       --
                                      ----------    ----------    -----
Contract owners' equity
  end of period ...................   $   10,431        66,792     --
                                      ==========    ==========    =====

                                                  StOpp2                           StDisc2
                                      ---------------------------------   ---------------------------
                                         1999          1998       1997      1999        1998    1997
                                      ----------    ----------    -----   ----------    -----   -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............         --               9     --           --       --      --
  Mortality and expense charges
     (note 3) .....................       (9,759)          (51)    --           --       --      --
                                      ----------    ----------    -----   ----------    -----   -----
     Net investment activity ......       (9,759)          (42)    --           --       --      --
                                      ----------    ----------    -----   ----------    -----   -----
  Proceeds from mutual fund
     shares sold ..................    1,140,741         1,741     --          7,564     --      --
  Cost of mutual funds sold .......   (1,055,059)       (1,823)    --         (7,336)    --      --
                                      ----------    ----------    -----   ----------    -----   -----
     Realized gain (loss)
       on investments .............       85,682           (82)    --            228     --      --
  Change in unrealized gain (loss)
     on investments ...............      152,612        (2,375)    --           (708)    --      --
                                      ----------    ----------    -----   ----------    -----   -----
     Net gain (loss) on investments      238,294        (2,457)    --           (480)    --      --
                                      ----------    ----------    -----   ----------    -----   -----
  Reinvested capital gains ........      398,233         3,397     --           --       --      --
                                      ----------    ----------    -----   ----------    -----   -----
       Net change in contract
          owners' equity resulting
          from operations .........      626,768           898     --           (480)    --      --
                                      ----------    ----------    -----   ----------    -----   -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............    1,003,132        59,799     --          3,405     --      --
  Transfers between funds .........     (823,887)         --       --         (7,577)    --      --
  Surrenders ......................         --            --       --           --       --      --
  Death benefits (note 4) .........         --            --       --           --       --      --
  Policy loans (net of repayments)
     (note 5) .....................         --            --       --           --       --      --
  Deductions for surrender charges
     (note 2d) ....................         --            --       --           --       --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............      (57,194)       (2,521)    --            (91)    --      --
                                      ----------    ----------    -----   ----------    -----   -----
       Net equity transactions ....      122,051        57,278     --         (4,263)    --      --
                                      ----------    ----------    -----   ----------    -----   -----
Net change in contract
  owners' equity ...................      748,819        58,176     --         (4,743)    --      --
Contract owners' equity
  beginning of period .............    2,852,211          --       --          4,743     --      --
                                      ----------    ----------    -----   ----------    -----   -----
Contract owners' equity
  end of period ...................    3,601,030        58,176     --           --       --      --
                                      ==========    ==========    =====   ==========    =====   =====

                        NATIONWIDE VL SEPARATE ACCOUNT-A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
               SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                 StIntStk2
                                      -------------------------------
                                         1999        1998       1997
                                      ---------    ---------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $     303           92     --
  Mortality and expense charges
     (note 3) .....................        (276)         (12)    --
                                      ---------    ---------    -----
     Net investment activity ......          27           80     --
                                      ---------    ---------    -----
  Proceeds from mutual fund
     shares sold ..................       3,226          330     --
  Cost of mutual funds sold .......      (3,598)        (316)    --
                                      ---------    ---------    -----
     Realized gain (loss)
       on investments .............        (372)          14     --
  Change in unrealized gain (loss)
     on investments ...............       9,208         (294)    --
                                      ---------    ---------    -----
     Net gain (loss) on investments       8,836         (280)    --
                                      ---------    ---------    -----
  Reinvested capital gains ........        --           --       --
                                      ---------    ---------    -----
       Net change in contract
          owners' equity resulting
          from operations .........       8,863         (200)    --
                                      ---------    ---------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............      27,095       15,039     --
  Transfers between funds .........      28,816         --       --
  Surrenders ......................        --           --       --
  Death benefits (note 4) .........        --           --       --
  Policy loans (net of repayments)
     (note 5) .....................        --           --       --
  Deductions for surrender charges
     (note 2d) ....................        --           --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............      (2,197)        (535)    --
                                      ---------    ---------    -----
       Net equity transactions ....      53,714       14,504     --
                                      ---------    ---------    -----
Net change in contract
  owners' equity ...................      62,577       14,304     --
Contract owners' equity
  beginning of period .............      52,394         --       --
                                      ---------    ---------    -----
Contract owners' equity
  end of period ...................   $ 114,971       14,304     --
                                      =========    =========    =====

                                               VEWrldBd                     VEWrldEMkt
                                      --------------------------   --------------------------
                                        1999       1998    1997      1999       1998    1997
                                      ---------    -----   -----   ---------    -----   -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............        --       --      --          --       --      --
  Mortality and expense charges
     (note 3) .....................         (23)    --      --           (17)    --      --
                                      ---------    -----   -----   ---------    -----   -----
     Net investment activity ......         (23)    --      --           (17)    --      --
                                      ---------    -----   -----   ---------    -----   -----
  Proceeds from mutual fund
     shares sold ..................         121     --      --          --       --      --
  Cost of mutual funds sold .......        (126)    --      --          --       --      --
                                      ---------    -----   -----   ---------    -----   -----
     Realized gain (loss)
       on investments .............          (5)    --      --          --       --      --
  Change in unrealized gain (loss)
     on investments ...............        (383)    --      --            (2)    --      --
                                      ---------    -----   -----   ---------    -----   -----
     Net gain (loss) on investments        (388)    --      --            (2)    --      --
                                      ---------    -----   -----   ---------    -----   -----
  Reinvested capital gains ........        --       --      --          --       --      --
                                      ---------    -----   -----   ---------    -----   -----
       Net change in contract
          owners' equity resulting
          from operations .........        (411)    --      --           (19)    --      --
                                      ---------    -----   -----   ---------    -----   -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............       9,859     --      --          --       --      --
  Transfers between funds .........       3,668     --      --          --       --      --
  Surrenders ......................        --       --      --          --       --      --
  Death benefits (note 4) .........        --       --      --          --       --      --
  Policy loans (net of repayments)
     (note 5) .....................        --       --      --          --       --      --
  Deductions for surrender charges
     (note 2d) ....................        --       --      --          --       --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............        (127)    --      --            19     --      --
                                      ---------    -----   -----   ---------    -----   -----
       Net equity transactions ....      13,400     --      --            19     --      --
                                      ---------    -----   -----   ---------    -----   -----
Net change in contract
  owners' equity ...................      12,989     --      --          --       --      --
Contract owners' equity
  beginning of period .............        --       --      --          --       --      --
                                      ---------    -----   -----   ---------    -----   -----
Contract owners' equity
  end of period ...................      12,989     --      --          --       --      --
                                      =========    =====   =====   =========    =====   =====


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
               Six Month Periods Ended June 30, 1999, 1998 and 1997
                                   (UNAUDITED)

                                                  VKMSRESec
                                      -------------------------------
                                         1999        1998       1997
                                      ---------    ---------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $  22,119           31     --
  Mortality and expense charges
     (note 3) .....................      (1,003)         (50)    --
                                      ---------    ---------    -----
     Net investment activity ......      21,116          (19)    --
                                      ---------    ---------    -----
  Proceeds from mutual fund
     shares sold ..................      48,793        1,661     --
  Cost of mutual funds sold .......     (52,777)      (1,667)    --
                                      ---------    ---------    -----
     Realized gain (loss)
       on investments .............      (3,984)          (6)    --
  Change in unrealized gain (loss)
     on investments ...............      14,791       (1,354)    --
                                      ---------    ---------    -----
     Net gain (loss) on investments      10,807       (1,360)    --
                                      ---------    ---------    -----
  Reinvested capital gains ........        --            306     --
                                      ---------    ---------    -----
       Net change in contract
          owners' equity resulting
          from operations .........      31,923       (1,073)    --
                                      ---------    ---------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............      96,426       60,405     --
  Transfers between funds .........      (9,241)        --       --
  Surrenders ......................        --           --       --
  Death benefits (note 4) .........        --           --       --
  Policy loans (net of repayments)
     (note 5) .....................        --           --       --
  Deductions for surrender charges
     (note 2d) ....................        --           --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............      (9,164)      (2,491)    --
                                      ---------    ---------    -----
       Net equity transactions ....      78,021       57,914     --
                                      ---------    ---------    -----
Net change in contract
  owners' equity ...................     109,944       56,841     --
Contract owners' equity
  beginning of period .............     259,871         --       --
                                      ---------    ---------    -----
Contract owners' equity
  end of period ...................   $ 369,815       56,841     --
                                      =========    =========    =====


                                                  WPIntEq                         WPPVenCap
                                      -------------------------------   -------------------------------
                                        1999         1998       1997      1999         1998       1997
                                      ---------    ---------    -----   ---------    ---------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............        --           --       --          --           --       --
  Mortality and expense charges
     (note 3) .....................        (486)         (31)    --          (213)         (10)    --
                                      ---------    ---------    -----   ---------    ---------    -----
     Net investment activity ......        (486)         (31)    --          (213)         (10)    --
                                      ---------    ---------    -----   ---------    ---------    -----
  Proceeds from mutual fund
     shares sold ..................      85,852        1,011     --        23,866          391     --
  Cost of mutual funds sold .......     (87,975)        (932)    --       (22,255)        (368)    --
                                      ---------    ---------    -----   ---------    ---------    -----
     Realized gain (loss)
       on investments .............      (2,123)          79     --         1,611           23     --
  Change in unrealized gain (loss)
     on investments ...............      15,806         (206)    --         6,210          235     --
                                      ---------    ---------    -----   ---------    ---------    -----
     Net gain (loss) on investments      13,683         (127)    --         7,821          258     --
                                      ---------    ---------    -----   ---------    ---------    -----
  Reinvested capital gains ........        --           --       --          --           --       --
                                      ---------    ---------    -----   ---------    ---------    -----
       Net change in contract
          owners' equity resulting
          from operations .........      13,197         (158)    --         7,608          248     --
                                      ---------    ---------    -----   ---------    ---------    -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............      63,771       35,905     --         9,468       11,925     --
  Transfers between funds .........      30,499         --       --        (6,895)        --       --
  Surrenders ......................        --           --       --          --           --       --
  Death benefits (note 4) .........        --           --       --          --           --       --
  Policy loans (net of repayments)
     (note 5) .....................        --           --       --          --           --       --
  Deductions for surrender charges
     (note 2d) ....................        --           --       --          --           --       --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............      (4,616)      (1,517)    --        (1,569)        (494)    --
                                      ---------    ---------    -----   ---------    ---------    -----
       Net equity transactions ....      89,654       34,388     --         1,004       11,431     --
                                      ---------    ---------    -----   ---------    ---------    -----
Net change in contract
  owners' equity ...................     102,851       34,230     --         8,612       11,679     --
Contract owners' equity
  beginning of period .............     120,520         --       --        58,599         --       --
                                      ---------    ---------    -----   ---------    ---------    -----
Contract owners' equity
  end of period ...................     223,371       34,230     --        67,211       11,679     --
                                      =========    =========    =====   =========    =========    =====

                        NATIONWIDE VL SEPARATE ACCOUNT-A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
               SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 and 1997
                                   (UNAUDITED)

                                                   WPSmCoGr
                                      ------------------------------------
                                         1999           1998         1997
                                      -----------    -----------    ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............   $      --             --        --
  Mortality and expense charges
     (note 3) .....................        (5,010)          (352)     --
                                      -----------    -----------    ------
     Net investment activity ......        (5,010)          (352)     --
                                      -----------    -----------    ------
  Proceeds from mutual fund
     shares sold ..................       102,841          1,955      --
  Cost of mutual funds sold .......      (108,624)        (2,000)     --
                                      -----------    -----------    ------
     Realized gain (loss)
       on investments .............        (5,783)           (45)     --
  Change in unrealized gain (loss)
     on investments ...............       180,436         (1,496)     --
                                      -----------    -----------    ------
     Net gain (loss) on investments       174,653         (1,541)     --
                                      -----------    -----------    ------
  Reinvested capital gains ........          --             --        --
                                      -----------    -----------    ------
       Net change in contract
          owners' equity resulting
          from operations .........       169,643         (1,893)     --
                                      -----------    -----------    ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............        90,689        357,023      --
  Transfers between funds .........       632,769           --        --
  Surrenders ......................          --             --        --
  Death benefits (note 4) .........          --             --        --
  Policy loans (net of repayments)
     (note 5) .....................          --             --        --
  Deductions for surrender charges
     (note 2d) ....................          --             --        --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ............       (27,228)        (3,661)     --
                                      -----------    -----------    ------
       Net equity transactions ....       696,230        353,362      --
                                      -----------    -----------    ------
Net change in contract
  owners' equity ...................       865,873        351,469      --
Contract owners' equity
  beginning of period .............     1,516,075           --        --
                                      -----------    -----------    ------
Contract owners' equity
  end of period ...................   $ 2,381,948        351,469      --
                                      ===========    ===========    ======

See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                         NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 1999, 1998 AND 1997

                                  (UNAUDITED)

(1)   Summary of Significant Accounting Policies

      (a)   Organization and Nature of Operations

            Nationwide VL Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

            The Company offers Single Premium, Multiple Payment, Flexible Premium and Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

      (b)   The Contracts

            Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, have been offered for purchase. Additionally, contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

            Contract owners may invest in the following:

                Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                  American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                  American Century VP - American Century VP Income & Growth (ACVPIncGr)
                  American Century VP - American Century VP International (ACVPInt)
                  American Century VP - American Century VP Value (ACVPValue)

            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

            Dreyfus Stock Index Fund (DryStkIx)

                Portfolios of the Dreyfus Variable Investment Fund (Dreyfus
                VIF);
                  Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

                Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                  Fidelity VIP - Equity-Income Portfolio (FidVIPEI) Fidelity VIP - Growth Portfolio (FidVIPGr)
                  Fidelity VIP - High Income Portfolio (FidVIPHI)
                  Fidelity VIP - Overseas Portfolio (FidVIPOv)

                Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                  Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

                Portfolios of the Fidelity Variable Insurance Products Fund
                III (Fidelity VIP-III);
                  Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

                Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                  Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

                Funds of the Nationwide Separate Account Trust (Nationwide
                SAT) (managed for a fee by an affiliated investment advisor);
                  Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                  Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                  Nationwide SAT - Total Return Fund (NSATTotRe)

                Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                  Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat) Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)

                Funds of the Oppenheimer Variable Account Funds (Oppenheimer
                VAF);
                  Oppenheimer VAF - Bond Fund (OppBdFd)
                  Oppenheimer VAF - Global Securities Fund (OppGlSec) Oppenheimer VAF - Growth Fund (OppGro)
                  Oppenheimer VAF - Multiple Strategies Fund (OppMult)

                Strong Opportunity Fund II, Inc. (StOpp2)

                Funds of the Strong Variable Insurance Funds, Inc. (Strong
                VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)

                Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

                Portfolio of the Van Kampen Life Investment Trust (Van Kampen
                LIT);
                  Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

                Portfolios of the Warburg Pincus Trust;
                  Warburg Pincus Trust - International Equity Portfolio
                  (WPIntEq)
                  Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                  Warburg Pincus Trust - Small Company Growth Portfolio
                  (WPSmCoGr)

At June 30, 1999, policy owners have invested in all of the above funds except for Neuberger & Berman AMT - Guardian Portfolio, Strong VIF - Strong Discovery Fund II, Van Eck WIT - Worldwide Emerging Markets Fund, and Van Eck WIT - Worldwide Hard Assets Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar investment options, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Reclassifications

        Certain 1997 amounts have been reclassified to conform with the current period presentation.

(2)  Policy Charges

    (a) Deductions from Premiums

        For single premium contracts, no deduction is made from any premium at the time of payment.

        On multiple payment contracts and flexible premium contracts, the Company deducts a sales charge not to exceed 3.5% of each premium payment. The Company also deducts a state premium tax charge of 2.5% of all premiums received.

        For corporate flexible premium contracts, the Company deducts a sales charge never to exceed 5.5% during the first seven policy years and 2% thereafter. The Company also deducts a tax expense charge not to exceed 3.5%.

    (b) Cost of Insurance

        A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c) Administrative Charges

        For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

        For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

        For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

            Purchase payments totaling less than $25,000 - $90/year
            Purchase payments totaling $25,000 or more - $50/year
            The above charges are assessed against each contract by liquidating units.
            No charges were deducted from the initial funding, or from the earnings thereon.

        For corporate flexible premium contracts, the Company deducts a monthly administrative charge of $5 on a current basis and $10 on a guaranteed basis in all policy years.

    (d) Surrender Charges

        Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

        For multiple payment contracts and flexible premium contracts, the amount charged is determined based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

        For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. The charge is 8.5% in the first year, and declines to 0% after the ninth year.

        For corporate flexible premium contracts, there are no surrender charges.

    (3) Asset Charges

        For multiple payment contracts and flexible premium contracts, the Company deducts charges from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. The charge is equal to an annual rate of .80%, with certain exceptions.

        For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. The charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. At this time no single premium contracts are in force.

        For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. On a current basis, the annual rate will be .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter.

        The above charges are assessed through the daily unit value calculation. No charges are deducted from the initial funding, or from earnings thereon.

        The following table provides mortality and expense risk charges by contract type for the period ended June 30, 1999:

                                             TOTAL           ACVPAdv          ACVPBal         ACVPCapAp        ACVPIncGr
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          409                24                -                 -                -
     Corporate Universal
       Variable Life ................         204,338                 -              800                95              357
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      204,747                24              800                95              357
                                         ============      ============     ============      ============     ============

                                            ACVPInt         ACVPValue         DrySRGro          DryStkIx         DryCapAp
                                         ------------      ------------     ------------      ------------     ------------
    Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           1,036               571            1,289            24,597           15,496
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        1,036               571            1,289            24,597           15,496
                                         ============      ============     ============      ============     ============


                                           DryGrInc          FidVIPEI         FidVIPGr          FidVIPHI         FidVIPOv
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -              208                 -                -
     Corporate Universal
       Variable Life ................           1,268             9,628              955             1,843            3,113
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        1,268             9,628            1,163             1,843            3,113
                                         ============      ============     ============      ============     ============

                                           FidVIPAM         FidVIPCon       FidVIPGrOp           MSEmMkt        NSATCapAp
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -               25
     Corporate Universal
       Variable Life ................          14,557             1,229            5,573               173            6,885
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       14,557             1,229            5,573               173            6,910
                                         ============      ============     ============      ============     ============


                                          NSATGvtBd         NSATMyMkt       NSATSmCapV          NSATSmCo        NSATTotRe
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $           23                 4                -                 -               76
     Corporate Universal
       Variable Life ................           5,263            61,884              354               883              908
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        5,286            61,888              354               883              984
                                         ============      ============     ============      ============     ============

                                           NBAMTBal          NBAMTGro       NBAMTGuard         NBAMTLMat        NBAMTPart
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $           49                 -                -                 -                -
     Corporate Universal
       Variable Life ................               -               656               40             8,666           10,353
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $           49               656               40             8,666           10,353
                                         ============      ============     ============      ============     ============

                                           OppBdFd          OppGISec           OppGro           OppMult           StOpp2
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           1,573             5,938            1,039               529            9,759
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        1,573             5,938            1,039               529            9,759
                                         ============      ============     ============      ============     ============

                                           StIntStk2        VEWrldEMkt         VEWrldBd         VKMSRESec          WPIntEq
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             276                17               23             1,003              486
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          276                17               23             1,003              486
                                         ============      ============     ============      ============     ============

                                          WPPVenCap          WPSMCoGr
                                         ------------      ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -
     Corporate Universal
       Variable Life ................             213             5,010
                                         ------------      ------------
         Total.......................  $          213             5,010
                                         ============      ============

    (4) Policy Loans (Net of Repayments)

        Contract provisions allow contract owners to borrow up to 90% of a policy's cash surrender value. On each policy anniversary following the initial loan, interest is due and payable to the Company.

        At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

    (5) Related Party Transactions

        The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220


                                                         Bulk Rate
                                                       U.S. Postage
                                                           PAID
                                                      Columbus, Ohio
                                                      Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company